united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)

April 30, 2018

Semi-Annual Report

Advised by:
Anfield Capital Management
4041 MacArthur Blvd.
Suite 155
Newport Beach, CA 92660
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

May 2018

Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

The Fund (Class I; AFLIX) generated returns of 1.43% net of all fees and expenses for the six months ended April 30, 2018. In contrast, the Bloomberg Barclays US Aggregate Bond Index lost 1.87% over the same period. Fund assets also increased during the period to just over $175MM, a 24% increase.

The Fund’s performance was primarily driven by our mortgage-backed and asset-backed positions, in addition to our high yield corporate positions. These selections not only performed well, but also tempered the Fund’s volatility, which was an annualized 1.48% (based upon monthly data) for the six months ended April 30, 2018. The volatility of the Barclays US Aggregate for the same period was 2.38%. The Fund’s strong risk-adjusted returns resulted in a 4-star Morningstar ranking, awarded after the Fund’s fiscal quarter ended January 31, 2018.

From November 1, 2017 to April 30, 2018, the yield on the 10 year US Treasury note rose from approximately 2.37% to over 3.00% towards the end of April. Despite this drastic rise in yields, the Fund delivered strong returns and was able to weather what many fixed income experts called “the end of the secular bond bull market”. Overall, the Fund is well-positioned for the rest of 2018 in a defensive posture, but still ready to take advantage of any emerging opportunities.

Market Commentary

●	Global bonds, as measured by the Barclays Global Aggregate index, finished 2017 up 7.4% while global equities, as measured by the MSCI All Country World Index, returned 24%. In the US, the November 2017 through January 2018 rally was propelled in large part by the passing of the GOP’s tax reform package.

●	Fourth quarter 2017 US GDP growth was revised upwards to 2.9 percent on an annualized basis, following strong Q2 and Q3 readings of 3.1 and 3.2 percent, respectively. The US economy grew at an annualized 2.3 percent in Q1 2018, beating expectations of 2 percent growth.

●	A strong January 2018 jobs report stoked fears of rising inflation, as the economy added 200,000 jobs (vs. the expected 180,000) and wages grew 2.9%, the fastest since 2009.

●	In its March 2018 meeting, the Fed surprised no one and raised the Federal Funds rate by 25 basis points to a range of 1.50-1.75%. New Fed Chair Jerome Powell reiterated the reality of policy normalization.

●	As a result of geopolitical tensions—including threats of a trade war—the S&P 500 had its first quarterly loss since Q3 2015. Many dubbed the quarter “the return of volatility”, as January’s strong gains (the S&P 500 returned 5.73%) were given up in February and March.

●	The European Central Bank appeared to hedge on its commitment to policy normalization, as a wave of weak readings weighed investor and economic sentiment.

Market Outlook

●	Over the six-month period ending April 30, 2018, markets were reintroduced to volatility and the fact that asset prices don’t always go up. However, we are still bullish for the remainder of 2018, as the US economy is on strong footing and Q1 earnings growth is beating (already high) estimates.

●	We believe the Fed will continue to normalize short-term interest rates in addition to unwinding its bloated balance sheet. We see them hiking rates two or three more times this year.

●	Geopolitical risks eased in April as trade war tensions moderated and progress was made on the Korean peninsula. The US’ tougher stance on North Korea seems to be bearing fruit, though we remain cautiously optimistic about peace talks—North Korea hasn’t exactly been one to keep its word.

●	On the whole, we believe our 2018 outlook is still in play—a 4th Golden Era of global economic expansion as a result of business friendly policies. This outlook, however, can be derailed by the geopolitical risks briefly touched upon above.

Current Fixed Income Investment Strategy

●	Maintain a defensive position relative to interest rates, as we expect rates to rise.

●	Emphasize high quality yield enhancing corporate credit / MBS / ABS fixed income allocations

●	Remain vigilant and opportunistic while monitoring stretched high yield markets

●	Explore deeper in the credit stack on a selective basis targeting ‘BB’ names, BB rated CLO tranches, and non-agency MBS.

●	Our investment strategy is summarized below:

Directional (top-down macro)	Defensive, positioned for higher rates; target duration between 1 to 3 years
Yield Curve	1 – 5 years (short-intermediate) mainly driven by directional, duration, sector, and yield views
Sector	Emphasize all grade yield enhancing corporate credits with strong cash positions and improving fundamentals & MBS and ABS allocations
Security Selection	Active and selective
Liquidity	Continue to focus on strong liquidity—which tends to be undervalued in uncertain markets
Volatility	Target between 1% and 2% annualized standard deviation

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA

CEO & Founder

4596-NLD-5/15/2018

Anfield Universal Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2018

The Fund’s performance figures* for the periods ended April 30, 2018, compared to its benchmark:

				Since
	Six Month	1 Year	3 Year	Inception(a)
Class A	1.21%	3.11%	2.85%	2.68%
Class A with 5.75% load	(4.59)%	(2.77)%	0.82%	1.43%
Class C	0.84%	2.38%	2.11%	1.88%
Class I	1.42%	3.44%	3.12%	2.92%
BofA Merrill Lynch US Dollar 3-Month Libor Constant Maturity Index(b)	0.69%	1.31%	0.81%	0.60%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2019 but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) at 1.50%, 2.25%, and 1.25% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated February 28, 2018. Without waiver or reimbursement the gross expenses and fees are 1.54%, 2.29% and 1.29% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated February 28, 2018. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. The expense limits in effect prior to their expiration on March 1, 2018 were 1.20%, 1.95% and 0.95% for Class A, Class C and Class I shares. Please review the Fund’s most recent prospectus dated February 28, 2018 for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Top Allocations	% of Net Assets
Bonds & Notes	94.1%
Mutual Funds	3.9%
Preferred Stocks	0.8%
Exchange Traded Fund	0.2%
Municipal Bond	0.1%
Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2018

Shares		Fair Value

	EXCHANGE TRADED FUND - 0.2%
	DEBT FUND - 0.2%
16,900	PowerShares Senior Loan Portfolio	$390,559
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)	390,559

	MUTUAL FUNDS - 3.9%
	DEBT FUNDS - 3.9%
13,534	BlackRock Floating Rate Income Strategies Fund, Inc.	196,920
199,130	Fidelity Floating Rate High Income Fund - Institutional Class	1,921,600
446,907	Vanguard Short-Term Investment Grade Fund - Institutional Class	4,674,644
	TOTAL MUTUAL FUNDS (Cost $6,925,473)	6,793,164

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 94.1%
	AEROSPACE/DEFENSE - 0.6%
$1,007,000	L-3 Communications Corp.	5.2000	10/15/2019			$1,036,997

	AGENCY COLLATERAL CMO - 13.2%
1,951,301	Fannie Mae Interest Strip *	2.5000	2/25/2028			145,178
786,443	Fannie Mae Interest Strip *	3.5000	11/25/2041			161,234
599,172	Fannie Mae Interest Strip *	4.0000	11/25/2041			122,167
1,000,939	Fannie Mae Interest Strip *	4.5000	7/25/2042			287,267
575,621	Fannie Mae Interest Strip *	4.5000	7/25/2042			141,169
1,218,876	Fannie Mae Interest Strip *	5.5000	5/25/2033			234,753
494,105	Fannie Mae Interest Strip *	5.5000	4/25/2036			93,730
761,558	Fannie Mae Interest Strip *	5.5000	6/25/2037			150,731
1,094,524	Fannie Mae Interest Strip *	5.5000	1/25/2038			288,321
473,595	Fannie Mae Interest Strip *	7.0000	8/25/2038			115,201
26,554,220	Fannie Mae REMICS *	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	47,791
486,638	Fannie Mae REMICS *	3.0000	8/25/2030			37,486
4,704,228	Fannie Mae REMICS *	3.5000	6/25/2042			1,134,007
7,646,560	Fannie Mae REMICS *	3.5000	11/25/2045			1,280,599
959,489	Fannie Mae REMICS *	3.5000	10/25/2047			193,927
3,562,619	Fannie Mae REMICS *	3.5000	1/25/2048			664,319
978,536	Fannie Mae REMICS *	4.0000	3/25/2041			164,142
6,177,990	Fannie Mae REMICS *	4.0000	4/25/2041			831,937
2,593,899	Fannie Mae REMICS *	4.0000	10/25/2041			348,784
1,015,169	Fannie Mae REMICS	4.0000	6/25/2043			160,043
514,061	Fannie Mae REMICS *	4.2529	4/25/2045	Monthly US LIBOR	+6.15%	93,245
1,904,540	Fannie Mae REMICS *	4.3029	1/25/2044	Monthly US LIBOR	+6.20%	249,732
1,409,550	Fannie Mae REMICS *	4.5000	9/25/2043			233,794
490,138	Fannie Mae REMICS *	4.5529	12/25/2037	Monthly US LIBOR	+6.45%	66,863
2,090,110	Fannie Mae REMICS *	4.6229	9/25/2037	Monthly US LIBOR	+6.52%	279,182
2,449,272	Fannie Mae REMICS *	4.6529	6/25/2038	Monthly US LIBOR	+6.55%	162,053
1,451,270	Fannie Mae REMICS *	4.7329	11/25/2036	Monthly US LIBOR	+6.63%	230,979
865,795	Fannie Mae REMICS *	4.7529	3/25/2036	Monthly US LIBOR	+6.65%	102,510
787,769	Fannie Mae REMICS *	4.7529	12/25/2036	Monthly US LIBOR	+6.65%	126,905
258,942	Fannie Mae REMICS *	4.8129	7/25/2035	Monthly US LIBOR	+6.71%	35,747
811,131	Fannie Mae REMICS *	4.8629	5/25/2037	Monthly US LIBOR	+6.76%	112,753
1,798,556	Fannie Mae REMICS *	4.8629	6/25/2037	Monthly US LIBOR	+6.76%	249,711
15,823	Fannie Mae REMICS	5.7262	7/25/2041	Monthly US LIBOR	+9.50%	13,728
945,795	Fannie Mae REMICS *	6.0000	12/25/2039			185,011
413,540	Fannie Mae REMICS *	6.0000	3/25/2040			90,171

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERAL CMO - 13.2% (Continued)
$858,366	Fannie Mae REMICS *	6.5000	11/25/2027			$108,393
276,682	Fannie Mae REMICS *	7.5000	10/25/2023	Monthly US LIBOR	+16.00%	37,588
25,339,512	Freddie Mac REMICS *	0.1000	5/15/2046	Monthly US LIBOR	+6.10%	90,145
2,066,218	Freddie Mac REMICS *	1.1000	3/15/2034	Monthly US LIBOR	+7.10%	83,461
1,868,755	Freddie Mac REMICS *	3.0000	6/15/2041			251,691
694,087	Freddie Mac REMICS *	3.5000	4/15/2033			76,407
2,702,074	Freddie Mac REMICS *	3.5000	4/15/2038			266,720
1,655,203	Freddie Mac REMICS *	3.5000	3/15/2043			215,813
1,625,017	Freddie Mac REMICS *	3.5000	3/15/2043			269,871
1,218,645	Freddie Mac REMICS *	3.5000	3/15/2043			181,328
1,204,798	Freddie Mac REMICS *	3.5000	6/15/2043			159,836
1,795,333	Freddie Mac REMICS *	3.5000	7/15/2043			263,039
3,236,001	Freddie Mac REMICS *	3.5000	4/15/2044			505,201
3,691,481	Freddie Mac REMICS *	3.5000	5/15/2045			603,571
982,519	Freddie Mac REMICS *	4.0000	12/15/2041			143,132
2,192,134	Freddie Mac REMICS *	4.0000	4/15/2043			464,258
1,822,717	Freddie Mac REMICS *	4.0000	1/15/2044			269,426
1,525,979	Freddie Mac REMICS *	4.0000	9/15/2044			182,949
1,210,187	Freddie Mac REMICS *	4.2031	12/15/2044	Monthly US LIBOR	+6.10%	196,622
4,563,411	Freddie Mac REMICS *	4.6031	10/15/2041	Monthly US LIBOR	+6.50%	785,524
973,906	Freddie Mac REMICS *	4.8531	5/15/2029	Monthly US LIBOR	+6.75%	110,610
1,185,458	Freddie Mac REMICS *	5.1031	1/15/2032	Monthly US LIBOR	+7.00%	153,119
253,684	Freddie Mac REMICS *	5.3531	3/15/2032	Monthly US LIBOR	+7.25%	36,615
496,242	Freddie Mac REMICS *	5.5000	8/15/2035	Monthly US LIBOR	+75.71%	86,005
407,993	Freddie Mac REMICS *	5.5000	7/15/2040			4,469
1,138,932	Freddie Mac REMICS *	5.8031	7/15/2034	Monthly US LIBOR	+7.70%	175,397
324,599	Freddie Mac REMICS *	5.9831	6/15/2031	Monthly US LIBOR	+7.88%	58,035
194,568	Freddie Mac REMICS *	6.5000	3/15/2032	Monthly US LIBOR	+6.50%	40,103
23,359	Freddie Mac REMICS	10.2062	2/15/2019	Monthly US LIBOR	+14.00%	23,884
64,962	Freddie Mac REMICS	15.9981	2/15/2032	Monthly US LIBOR	+20.93%	87,956
1,160,573	Freddie Mac Strips *	4.3630	1/15/2043			277,513
690,065	Freddie Mac Strips *	4.4830	12/15/2040			156,606
1,314,906	Freddie Mac Strips *	5.0000	6/15/2038			300,834
334,896	Freddie Mac Strips *	5.8031	8/15/2036	Monthly US LIBOR	+7.70%	57,826
314,481	Government National Mortgage Association *	3.0000	7/20/2041			39,376
5,743,714	Government National Mortgage Association *	3.0000	8/20/2041			601,125
1,036,261	Government National Mortgage Association *	3.0000	7/20/2043			172,618
2,468,973	Government National Mortgage Association *	3.5000	9/20/2023			401,175
1,626,138	Government National Mortgage Association *	3.5000	10/20/2039			220,253
3,738,504	Government National Mortgage Association *	3.5000	8/20/2040			307,275
6,934,483	Government National Mortgage Association *	3.5000	2/20/2044			782,973
1,723,441	Government National Mortgage Association *	3.5000	3/20/2044			237,837
746,631	Government National Mortgage Association *	3.5000	4/20/2044			130,033
2,337,269	Government National Mortgage Association *	3.5000	8/20/2044			303,519
3,214,285	Government National Mortgage Association *	3.5000	9/20/2046			717,744
3,004,773	Government National Mortgage Association *	3.5000	3/20/2047			467,924
4,958,892	Government National Mortgage Association *	3.5000	1/20/2048			941,931
274,425	Government National Mortgage Association *	4.0000	12/16/2026			28,882
1,022,461	Government National Mortgage Association *	4.0000	12/20/2040			120,846
4,231,505	Government National Mortgage Association *	4.0000	8/20/2047			585,775
583,715	Government National Mortgage Association *	4.2029	1/20/2046	Monthly US LIBOR	+6.10%	93,848
542,645	Government National Mortgage Association *	4.3029	12/20/2042	Monthly US LIBOR	+6.20%	68,532

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	AGENCY COLLATERAL CMO - 13.2% (Continued)
$1,012,492	Government National Mortgage Association *	4.4031	8/16/2038	Monthly US LIBOR	+6.30%	$86,474
972,957	Government National Mortgage Association *	4.5000	3/20/2044			188,929
3,209,555	Government National Mortgage Association *	4.5000	8/20/2045			642,957
534,968	Government National Mortgage Association *	4.5000	4/20/2046			105,551
429,997	Government National Mortgage Association *	4.8031	6/16/2042	Monthly US LIBOR	+6.70%	68,041
1,933,342	Government National Mortgage Association *	5.0000	2/16/2040			440,502
						23,313,237
	AIRLINES - 3.4%
323,101	American Airlines 2011-1 Class A Pass Through Trust	5.2500	1/31/2021			334,038
375,000	American Airlines 2013-2 Class B Pass Through Trust ^	5.6000	7/15/2020			382,069
2,000,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			2,022,500
500,000	American Airlines Group, Inc.	6.1250	6/1/2018			501,250
366,937	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			386,898
851,306	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019			881,633
409,635	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			421,842
241,575	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018			243,991
36,864	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019			37,281
181,195	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			183,242
500,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018			502,500
75,792	Virgin Australia 2013-1B Pass Through Trust ^	6.0000	10/23/2020			77,213
						5,974,457
	AUTO MANUFACTURERS - 2.3%
1,291,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			1,310,752
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018			298,303
1,145,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019	Quarterly US LIBOR	+1.40%	1,135,905
115,000	Ford Motor Credit Co. LLC	3.2849	8/20/2018			115,144
750,000	General Motors Co.	3.5000	10/2/2018			752,816
500,000	General Motors Financial Co., Inc.	4.3750	9/25/2021			511,600
						4,124,520
	AUTO PARTS & EQUIPMENT - 0.3%
500,000	Aptiv PLC	3.1500	11/19/2020			497,537

	BANKS - 8.9%
268,000	Bank of America Corp.	3.5925	11/18/2020	Quarterly US LIBOR	+1.72%	271,472
500,000	Bank of America Corp.	4.0550	9/28/2020	Quarterly US LIBOR	+1.76%	508,561
650,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018			649,763
500,000	Barclays Bank PLC	3.1539	2/22/2021	Quarterly US LIBOR	+1.25%	492,204
1,000,000	BPCE SA	2.5000	7/15/2019			994,269
1,325,000	Capital One NA	2.4000	9/5/2019			1,313,574
1,187,500	CIT Group, Inc.	3.8750	2/19/2019			1,194,494
450,000	Citigroup, Inc.	3.2605	8/11/2020	Quarterly US LIBOR	+1.45%	453,924
250,000	Citigroup, Inc.	3.3745	12/15/2020	Quarterly US LIBOR	+1.25%	253,225
1,500,000	Credit Agricole SA ^	8.3750	10/13/2019	Quarterly US LIBOR	+6.98%	1,603,125
377,000	Discover Bank	8.7000	11/18/2019			405,036
250,000	Goldman Sachs Group, Inc.	3.3436	8/26/2020	Quarterly US LIBOR	+1.40%	251,744
344,000	Goldman Sachs Group, Inc.	3.6977	7/15/2020	Quarterly US LIBOR	+1.35%	347,393
985,000	HBOS PLC ^	6.7500	5/21/2018			987,210
252,000	HSBC Bank USA NA	4.8750	8/24/2020			260,356
2,500,000	Jacobs Douwe Egberts International BV	4.0625	7/2/2022			2,512,500
263,000	JPMorgan Chase & Co.	2.8588	10/29/2020	Quarterly US LIBOR	+0.50%	259,265
400,000	Manufacturers & Traders Trust Co.	2.6463	12/1/2021	Quarterly US LIBOR	+0.64%	399,612

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BANKS - 8.9% (Continued)
$926,976	Manwin Licensing Intl. +	14.0000	10/4/2018			$1,033,578
311,000	Morgan Stanley	5.8656	10/27/2018	Quarterly US LIBOR	+3.50%	316,054
500,000	National Westminster Bank PLC	2.2500	8/28/2018			449,000
700,000	Wells Fargo & Co.	5.8945	9/15/2018	Quarterly US LIBOR	+3.77%	708,750
						15,665,109
	BEVERAGES - 1.4%
500,000	Bacardi Ltd. ^	8.2000	4/1/2019			522,621
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021			397,038
350,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018			350,000
350,000	Constellation Brands, Inc.	3.8750	11/15/2019			354,463
787,387	Keurig Green Mountain, Inc.	3.2500	3/3/2021			787,143
						2,411,265
	BIOTECHNOLOGY - 0.4%
750,000	Baxalta, Inc.	2.0000	6/22/2018			749,455

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
266,476	Alternative Loan Trust 2004-35T2 *	6.0000	2/25/2035			58,590
23,190	Banc of America Funding 2004-D Trust	3.5240	6/25/2034			22,955
15,165	Banc of America Mortgage 2004-A Trust	3.8621	2/25/2034			15,241
42,105	Banc of America Mortgage 2004-C Trust	4.1521	4/25/2034			42,660
12,589,118	BCAP LLC Trust 2007-AA2 *	0.4588	4/25/2037			200,718
33,646	Bear Stearns ARM Trust 2003-4	3.6019	7/25/2033			33,956
27,206	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033			27,979
22,043	Chase Mortgage Finance Trust Series 2007-A1	3.6943	2/25/2037			22,254
92,827	CHL Mortgage Pass-Through Trust 2004-7	3.5019	5/25/2034			92,475
26,862	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			27,116
89,902	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			91,662
47,595	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4	2.3471	6/25/2034	Monthly US LIBOR	+0.45%	44,606
20,186	First Horizon Alternative Mortgage Securities Trust 2006-FA1	2.6471	4/25/2036	Monthly US LIBOR	+0.75%	20,220
90,491	GSR Mortgage Loan Trust 2004-14	3.6114	12/25/2034			93,117
451,310	GSR Mortgage Loan Trust 2004-2F *	5.7529	1/25/2034	Monthly US LIBOR	+7.65%	54,810
32,812	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			33,355
166,005	Impac CMB Trust Series 2004-4	2.7971	9/25/2034	Monthly US LIBOR	+0.90%	150,829
21,703	Impac CMB Trust Series 2004-5	2.8171	10/25/2034	Monthly US LIBOR	+0.92%	21,927
111,117	Impac CMB Trust Series 2004-6	2.7221	10/25/2034	Monthly US LIBOR	+0.83%	105,087
138,151	JP Morgan Mortgage Trust 2005-A1	3.7751	2/25/2035			137,970
22,615	Lehman XS Trust Series 2005-1	3.3869	7/25/2035	Monthly US LIBOR	+1.50%	22,601
20,622	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			21,761
938,664	MASTR Alternative Loan Trust 2007-HF1	7.0000	10/25/2047			233,176
39,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			40,970
64,178	Morgan Stanley Mortgage Loan Trust 2004-10AR	3.6611	11/25/2034			63,427
20,997	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.5830	9/25/2034			21,615
99,395	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			101,827
41,277	Structured Asset Securities Corp.	4.2100	9/25/2026			41,569
39,353	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Trust	2.8971	3/25/2028	Monthly US LIBOR	+1.00%	39,393
58,996	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035			15,770
120,365	Wilshire Funding Corp.	7.2500	8/25/2027			118,140
						2,017,776
	COMMERCIAL SERVICES - 1.4%
1,090,000	Graham Holdings Co.	7.2500	2/1/2019			1,127,387
1,382,000	Nielsen Finance LLC	4.5000	10/1/2020			1,387,238
						2,514,625

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	COMPUTERS - 2.0%
$1,647,000	EMC Corp.	1.8750	6/1/2018			$1,645,482
1,990,000	EMC Corp.	2.6500	6/1/2020			1,933,453
						3,578,935
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
500,000	Air Lease Corp.	2.6250	9/4/2018			500,105
375,000	Ally Financial, Inc.	3.3500	5/15/2019			367,840
1,486,000	Ally Financial, Inc.	3.5000	1/27/2019			1,488,972
496,000	Ally Financial, Inc.	4.7500	9/10/2018			500,216
200,000	GTP Acquisition Partners I LLC ^	2.3500	6/15/2020			197,229
500,000	ILFC E-Capital Trust I ^	4.6400	12/21/2065			482,500
1,602,000	International Lease Finance Corp.	5.8750	4/1/2019			1,645,726
1,796,000	Navient Corp.	5.5000	1/15/2019			1,825,634
						7,008,222
	ELECTRIC - 1.0%
1,180,000	Electricite de France SA ^	4.6000	1/27/2020			1,209,445
450,000	Entergy Corp.	5.1250	9/15/2020			465,847
100,000	PPL Capital Funding, Inc.	4.9670	3/30/2067	Quarterly US LIBOR	+2.67%	100,260
						1,775,552
	ENGINEERING & CONSTRUCTION - 0.6%
1,000,000	SBA Tower Trust ^	2.8980	10/8/2019			994,232

	ENTERTAINMENT - 0.8%
866,000	International Game Technology	7.5000	6/15/2019			903,888
488,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. ^	5.0000	8/1/2018			489,318
						1,393,206
	FOREST PRODUCTS & PAPER - 0.4%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			754,990

	HEALTHCARE-PRODUCTS - 1.0%
1,500,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			1,486,415
322,000	Zimmer Biomet Holdings, Inc.	4.6250	11/30/2019			329,267
						1,815,682
	HEALTHCARE-SERVICES - 0.8%
855,000	HCA, Inc.	3.7500	3/15/2019			859,275
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020			514,259
						1,373,534
	HOME EQUITY ASSET BACKED SECURITIES - 2.6%
84,956	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	8.0880	6/25/2031			89,855
88,969	ABFC 2002-OPT1 Trust	3.2921	4/25/2032	Monthly US LIBOR	+1.40%	89,526
147,778	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1	4.3721	12/25/2033	Monthly US LIBOR	+2.48%	141,218
59,039	AFC Trust Series 2000-1	2.6271	3/25/2030	Monthly US LIBOR	+0.73%	56,451
57,313	Ameriquest Mort Sec Inc Asst Back Pas Thr Certs Ser 2003-9	4.8971	9/25/2033	Monthly US LIBOR	+3.00%	56,462
29,620	Ameriquest Mortgage Securities Asset-Backed Pas Thr Ctfs Ser 2003 12	3.0221	1/25/2034	Monthly US LIBOR	+1.13%	29,651
17,959	Ameriquest Mortgage Securities Asset-Backed Pas Thr Ctfs Ser 2003 12	4.4471	1/25/2034	Monthly US LIBOR	+2.55%	18,224
10,739	Ameriquest Mortgage Securities Asset-Backed Pas Thr Ctfs Ser 2003-11	5.0950	12/25/2033			11,116
57,839	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028			57,913
206,789	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	4.3721	11/25/2033	Monthly US LIBOR	+2.48%	208,281
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1	5.8971	10/25/2034	Monthly US LIBOR	+4.00%	132,201
459,300	Bear Stearns Asset Backed Securities I Trust 2004-FR3	3.9971	9/25/2034	Monthly US LIBOR	+2.10%	438,673
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7	4.5971	8/25/2034	Monthly US LIBOR	+2.70%	239,423

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	HOME EQUITY ASSET BACKED SECURITIES - 2.6% (Continued)
$31,794	Bear Stearns Asset Backed Securities Trust 2003-ABF1	2.6371	1/25/2034	Monthly US LIBOR	+0.74%	$31,083
155,469	CDC Mortgage Capital Trust 2004-HE1	3.6971	6/25/2034	Monthly US LIBOR	+1.80%	141,956
188,044	CDC Mortgage Capital Trust 2004-HE3	3.6971	11/25/2034	Monthly US LIBOR	+1.80%	169,873
107,507	Citigroup Global Markets Mortgage Securities VII, Inc.	2.4571	9/25/2028	Monthly US LIBOR	+0.56%	106,970
8,669	Conseco Finance Corp.	2.5969	8/15/2033	Monthly LIBOR	+0.70%	8,695
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031			62,396
40,000	GSAA Trust	5.2950	11/25/2034			40,403
93,626	Home Equity Asset Trust	4.0471	3/25/2034	Monthly US LIBOR	+2.15%	92,360
195,285	Home Equity Asset Trust 2004-4	3.8471	10/25/2034	Monthly US LIBOR	+1.95%	189,380
53,339	Meritage Mortgage Loan Trust 2003-1	4.2221	11/25/2033	Monthly US LIBOR	+2.33%	53,328
78,391	Meritage Mortgage Loan Trust 2003-1	4.5971	11/25/2033	Monthly US LIBOR	+2.70%	75,513
67,907	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1	4.0721	7/25/2034	Monthly US LIBOR	+2.18%	63,960
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1	5.2721	5/25/2033	Monthly US LIBOR	+3.38%	21,653
499,280	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1	3.7721	11/25/2034	Monthly US LIBOR	+1.88%	483,344
72,115	New Century Home Equity Loan Trust ^	3.0221	10/25/2033	Monthly US LIBOR	+1.13%	71,772
218,822	New Century Home Equity Loan Trust Series 2003-B	4.3721	11/25/2033	Monthly US LIBOR	+2.48%	220,369
118,854	NovaStar Mortgage Funding Trust Series 2003-4	2.9621	2/25/2034	Monthly US LIBOR	+1.07%	118,457
1,843	NovaStar Mortgage Funding Trust Series 2004-1	3.4721	6/25/2034	Monthly US LIBOR	+1.58%	1,800
114,740	NovaStar Mortgage Funding Trust Series 2004-2	4.1471	9/25/2034	Monthly US LIBOR	+2.25%	105,888
21,348	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5	2.5371	8/25/2033	Monthly US LIBOR	+0.64%	20,998
69,939	Saxon Asset Securities Trust 2002-1	3.6971	11/25/2031	Monthly US LIBOR	+1.80%	62,936
58,118	Saxon Asset Securities Trust 2003-3	4.2971	12/25/2033	Monthly US LIBOR	+2.40%	54,381
123,880	Securitized Asset Backed Receivables LLC Trust 2004-OP1	3.5471	2/25/2034	Monthly US LIBOR	+1.65%	122,484
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1	3.9221	2/25/2034	Monthly US LIBOR	+2.03%	257,665
184,904	Security National Mortgage Loan Trust 2007-1 ^	2.2471	4/25/2037	Monthly US LIBOR	+0.35%	179,385
60,447	Terwin Mortgage Trust 2004-16SL ^	6.1721	10/25/2034	Monthly US LIBOR	+4.28%	60,135
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	4.0471	7/25/2034	Monthly US LIBOR	+2.15%	116,379
						4,502,557
	INSURANCE - 0.2%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023			307,446

	INVESTMENT COMPANIES - 0.4%
776,000	Ares Capital Corp.	4.8750	11/30/2018			783,730

	LODGING - 2.7%
1,000,000	Hyatt Hotels Corp. ^	6.8750	8/15/2019			1,045,700
2,465,000	MGM Resorts International	5.2500	3/31/2020			2,526,625
1,120,000	MGM Resorts International	8.6250	2/1/2019			1,165,886
						4,738,211
	MANUFACTURED HOUSING - 0.0%
27,111	Conseco Financial Corp.	7.2200	3/15/2028			28,776

	MEDIA - 3.6%
739,000	Charter Communications Operating LLC	4.4640	7/23/2022			754,130
1,164,000	CSC Holdings LLC	7.6250	7/15/2018			1,177,095
500,000	CSC Holdings LLC	8.6250	2/15/2019			521,585
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co, Inc.	5.0000	3/1/2021			784,527
765,000	Discovery Communications LLC ^	2.7500	11/15/2019			761,121
500,000	NBCUniversal Enterprise, Inc. ^	1.9740	4/15/2019			496,479
860,000	Time Warner Cable LLC	5.0000	2/1/2020			882,774
1,000,000	Time Warner Cable LLC	8.2500	4/1/2019			1,048,020
						6,425,731

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	MINING - 0.2%
$262,000	Newmont Mining Corp.	5.1250	10/1/2019			$269,438

	MISCELLANEOUS - 0.5%
950,000	General Electric, Co.	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	941,688

	OIL & GAS - 4.5%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			641,852
2,547,000	Ithaca Energy, Inc. ^	8.1250	7/1/2019			2,550,184
100,000	Petrobras Global Finance BV	4.4877	1/15/2019	Quarterly US LIBOR	+2.14%	100,875
2,807,000	Petrobras Global Finance BV	5.7500	1/20/2020			2,943,841
1,640,000	Unit Corp.	5.7500	1/20/2020			1,648,200
						7,884,952
	OTHER ASSET BACKED SECURITIES - 22.2%
850,000	ACIS CLO 2017-7 Ltd. ^	4.1081	5/1/2027	Quarterly US LIBOR	+1.75%	853,907
2,000,000	AMMC CLO 16 Ltd. ^	8.4077	4/14/2029	Quarterly US LIBOR	+6.06%	2,014,515
145,531	Amortizing Residential Collateral Trust 2002-BC6	3.6971	8/25/2032	Monthly US LIBOR	+1.80%	134,676
1,000,000	Bain Capital Credit CLO 2017-2 ^	4.2477	1/15/2029	Quarterly US LIBOR	+1.90%	1,002,698
219,906	Bear Stearns Asset Backed Securities Trust 2003-SD3	4.7471	10/25/2033	Monthly US LIBOR	+2.85%	216,080
11,596	Bear Stearns Asset Backed Securities Trust 2006-SD2	2.2771	6/25/2036	Monthly US LIBOR	+0.38%	11,538
2,000,000	Betony CLO Ltd. ^	7.6977	4/15/2027	Quarterly US LIBOR	+5.35%	1,977,479
24,074	Bravo Mortgage Asset Trust ^	2.1371	7/25/2036	Monthly US LIBOR	+0.24%	24,051
1,600,000	Brigade Debt Funding I Ltd. ^	6.3500	4/25/2036			1,584,000
212,440	Carrington Mortgage Loan Trust Series 2004-NC2	3.6971	8/25/2034	Monthly US LIBOR	+1.80%	208,532
2,000,000	Catamaran CLO 2013-1 Ltd. ^	9.5156	1/27/2028	Quarterly US LIBOR	+7.15%	1,930,817
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031			6,984
238,354	Countrywide Asset-Backed Certificates	2.3971	8/25/2034	Monthly US LIBOR	+0.50%	237,190
104,966	Countrywide Asset-Backed Certificates ^	5.2721	3/25/2032	Monthly US LIBOR	+3.38%	102,190
41,955	Countrywide Home Equity Loan Trust	2.1169	4/15/2030	Monthly US LIBOR	+0.22%	41,323
256,021	Credit-Based Asset Servicing & Securitization LLC	3.6221	7/25/2035	Monthly US LIBOR	+1.73%	255,509
202,549	Credit-Based Asset Servicing & Securitization LLC	4.0010	3/25/2034	Monthly US LIBOR	+2.78%	200,393
2,000,000	Cutwater 2015-I Ltd. ^	9.4477	7/15/2027	Quarterly US LIBOR	+7.10%	1,966,541
81,543	CWABS Inc Asset-Backed Certificates Trust 2004-6	2.7971	11/25/2034	Monthly US LIBOR	+0.90%	81,332
56,488	CWABS Inc Asset-Backed Certificates Trust 2004-6	3.0971	11/25/2034	Monthly US LIBOR	+1.20%	56,555
1,170,000	Dryden 34 Senior Loan Fund ^	8.1477	10/15/2026	Quarterly US LIBOR	+5.80%	1,170,000
17,897	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032			18,818
248,118	Finance America Mortgage Loan Trust 2004-2	2.8721	8/25/2034	Monthly US LIBOR	+0.98%	249,209
170,303	Finance America Mortgage Loan Trust 2004-2	3.9971	8/25/2034	Monthly US LIBOR	+2.10%	166,342
48,215	First Franklin Mortgage Loan Trust 2002-FF1	3.0119	4/25/2032	Monthly US LIBOR	+1.13%	47,900
1,000,000	Fortress Credit Opportunities VII CLO Ltd. ^	7.7545	12/15/2028	Quarterly US LIBOR	+5.63%	1,018,760
2,000,000	Greywolf CLO II Ltd. ^	4.4977	10/15/2029	Quarterly US LIBOR	+2.15%	2,009,179
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. ^	8.0595	7/25/2027	Quarterly US LIBOR	+5.70%	1,489,309
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. ^	8.3051	10/18/2027	Quarterly US LIBOR	+5.95%	1,985,000
750,000	ICE 3 Global Credit CLO Ltd. ^	4.9087	4/20/2024	Quarterly US LIBOR	+2.55%	749,301
1,000,000	KVK CLO 2013-1 Ltd. ^	4.6715	1/15/2028	Quarterly US LIBOR	+2.95%	1,000,000
1,000,000	KVK CLO 2015-1 Ltd. ^	7.6349	5/20/2027	Quarterly US LIBOR	+5.75%	996,927
1,000,000	KVK CLO 2016-1 Ltd. ^	4.5977	1/15/2029	Quarterly US LIBOR	+2.25%	1,013,533
82,036	Long Beach Mortgage Loan Trust 2003-2	4.7471	6/25/2033	Monthly US LIBOR	+2.85%	81,988
20,404	Long Beach Mortgage Loan Trust 2004-1	2.7221	2/25/2034	Monthly US LIBOR	+0.83%	20,473
228,549	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	3.8471	7/25/2035	Monthly US LIBOR	+1.95%	229,504
139,623	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7	3.6221	7/25/2034	Monthly US LIBOR	+17.25%	136,302

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	OTHER ASSET BACKED SECURITIES - 22.2% (Continued)
$2,450,000	Oaktree CLO 2014-1 ^	8.1200	5/13/2029	Quarterly US LIBOR	+6.30%	$2,417,993
1,500,000	Octagon Investment Partners XX Ltd. ^	7.0605	8/12/2026	Quarterly US LIBOR	+5.25%	1,482,067
223,805	RAMP Series 2002-RS3 Trust	2.8721	6/25/2032	Monthly US LIBOR	+0.98%	208,365
1,000,000	Sound Point CLO IX Ltd. ^	8.8587	7/20/2027	Quarterly US LIBOR	+6.50%	991,011
190,556	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	3.0971	10/25/2035	Monthly US LIBOR	+1.20%	175,832
308,399	Structured Asset Investment Loan Trust 2004-7	3.0221	8/25/2034	Monthly US LIBOR	+1.13%	298,164
109,279	Structured Asset Securities Corp. 2005-WF1	3.8021	2/25/2035	Monthly US LIBOR	+1.91%	93,629
89,566	Structured Asset Securities Corp. 2005-WF1	3.9521	2/25/2035	Monthly US LIBOR	+2.10%	67,483
500,000	Symphony CLO II Ltd. ^	3.4842	10/25/2020	Quarterly US LIBOR	+1.50%	500,198
1,000,000	Symphony CLO XIV Ltd. ^	4.1977	7/14/2026	Quarterly US LIBOR	+1.85%	1,000,117
1,000,000	Trinitas CLO I Ltd. ^	7.0977	4/15/2026	Quarterly US LIBOR	+4.75%	984,545
1,000,000	Venture XVI CLO Ltd. ^	4.8577	1/15/2028	Quarterly US LIBOR	+2.51%	987,104
2,000,000	Venture XVI CLO Ltd. ^	7.3777	1/15/2028	Quarterly US LIBOR	+5.03%	1,970,000
1,323,797	Zais CLO 1 Ltd. ^	3.7477	4/15/2026	Quarterly US LIBOR	+1.40%	1,327,878
1,380,000	Zais CLO 5 Ltd. ^	4.7477	10/15/2028	Quarterly US LIBOR	+2.40%	1,388,328
						39,181,569
	PHARMACEUTICALS - 1.0%
790,000	Allergan Funding SCS	3.0000	3/12/2020			785,007
500,000	Mylan, Inc.	2.5500	3/28/2019			498,042
500,000	Zoetis, Inc.	3.4500	11/13/2020			502,418
						1,785,467
	PIPELINES - 4.2%
1,168,000	DCP Midstream Operating LP	2.7000	4/1/2019			1,157,792
300,000	DCP Midstream Operating LP ^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	286,500
350,000	DCP Midstream Operating LP ^	9.7500	3/15/2019			369,250
822,000	Energy Transfer Partners LP	4.1500	10/1/2020			833,195
2,050,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			2,182,692
1,410,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			1,436,790
395,000	Plains All American Pipeline LP / PAA Finance Corp.	2.6000	12/15/2019			391,248
731,000	Plains All American Pipeline LP / PAA Finance Corp.	5.7500	1/15/2020			756,573
						7,414,040
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 2.4%
150,000	American Tower Trust I ^	3.0700	3/15/2023			147,070
764,000	Crown Castle International Corp.	3.4000	2/15/2021			765,118
1,787,000	iStar, Inc.	5.0000	7/1/2019			1,788,117
1,489,000	PotlatchDeltic Corp.	7.5000	11/1/2019			1,583,924
						4,284,229
	RETAIL - 0.2%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020			261,452

	SAVINGS & LOANS - 0.3%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021			559,912

	SEMICONDUCTORS - 0.3%
500,000	NXP BV / NXP Funding LLC ^	4.1250	6/15/2020			503,750

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	TELECOMMUNICATIONS - 5.2%
$1,629,000	Crown Castle Towers LLC ^	4.8830	8/15/2020			$1,681,815
1,456,000	Frontier Communications Corp.	8.1250	10/1/2018			1,477,840
1,549,000	Nokia OYJ	5.3750	5/15/2019			1,585,866
1,572,000	Sprint Capital Corp.	6.9000	5/1/2019			1,623,090
2,187,500	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			2,185,028
554,000	Telecom Italia Capital SA	7.1750	6/18/2019			576,852
						9,130,491

	TOTAL BONDS & NOTES (Cost $164,393,095)					166,002,770

	MUNICIPAL BOND - 0.1%
	WASHINGTON - 0.1%
95,000	Grant County Public Utility District No. 2	5.2900	1/1/2020			$97,544
	TOTAL MUNICIPAL BOND (Cost $98,293)					97,544

Shares

	PREFERRED STOCKS - 0.8%
	BANKS - 0.8%
7,400	Citigroup, Inc.	6.8750		Quarterly US LIBOR	+4.13%	203,648
40,000	Citigroup, Inc.	7.1250		Quarterly US LIBOR	+4.04%	1,114,800
5,000	Northern Trust Corp.	5.8500				131,600
	TOTAL PREFERRED STOCKS (Cost $1,467,670)					1,450,048

	TOTAL INVESTMENTS - 99.1% (Cost $173,305,250)					$174,734,085
	OTHER ASSETS LESS LIABILITIES - 0.9%					1,622,556
	TOTAL NET ASSETS - 100.0%					$176,356,641

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduits

*	Interest Only Securities

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 34.12% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

+	As of April 30, 2018 fair valued securities by the Valuation Committee had a market value of $1,788,568 and represented 1.01% of Total Net Assets.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

ASSETS
Investment securities:
At cost	$173,305,250
At fair value	$174,734,085
Cash	3,674,278
Due from broker	151,449
Dividends and interest receivable	1,768,271
Receivable for Fund shares sold	41,892
Prepaid expenses and other assets	50,605
TOTAL ASSETS	180,420,580

LIABILITIES
Payable for securities purchased	3,842,019
Investment advisory fees payable	104,782
Payable to related parties	6,200
Payable for Fund shares repurchased	98,673
Distribution (12b-1) fees payable	7,881
Accrued expenses and other liabilities	4,384
TOTAL LIABILITIES	4,063,939
NET ASSETS	$176,356,641

Composition of Net Assets:
Paid in capital	$174,603,276
Undistributed net investment income	17,369
Accumulated net realized gain from security investments	307,161
Net unrealized appreciation on investments	1,428,835
NET ASSETS	$176,356,641

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2018

Net Asset Value Per Share:
Class A Shares:
Net Assets	$38,460,624
Shares of beneficial interest outstanding (a)	3,773,442
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.19

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.81

Class C Shares:
Net Assets	$68,335
Shares of beneficial interest outstanding (a)	6,699
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.20

Class I Shares:
Net Assets	$137,827,682
Shares of beneficial interest outstanding (a)	13,515,176
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.20

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2018

INVESTMENT INCOME
Dividends	$137,706
Interest	2,540,949
TOTAL INVESTMENT INCOME	2,678,655

EXPENSES
Investment advisory fees	615,238
Distribution (12b-1) fees:
Class A	41,602
Class C	359
Administration fees	123,411
Transfer agent fees	38,626
Shareholder servicing fees	35,575
Registration fees	31,675
Accounting services fees	24,406
Printing and postage expenses	19,506
Legal fees	12,422
Custodian fees	9,516
Audit fees	7,038
Compliance officer fees	6,966
Trustees fees and expenses	6,120
Insurance expense	1,810
Other expenses	4,658
TOTAL EXPENSES	978,928
Less: Fees waived by the Advisor	(136,432)
NET EXPENSES	842,496

NET INVESTMENT INCOME	1,836,159

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	1,171,327
Net change in unrealized depreciation on investments	(1,002,503)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	168,824

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,004,983

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	For the
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
FROM OPERATIONS
Net investment income	$1,836,159	$2,122,781
Net realized gain from investments	1,171,327	339,441

Net change in unrealized appreciation (depreciation) on investments	(1,002,503)	1,689,600
Net increase in net assets resulting from operations	2,004,983	4,151,822

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(462,094)	(216,876)
Class C	(757)	(895)
Class I	(1,814,264)	(1,892,307)
Total distributions to shareholders	(2,277,115)	(2,110,078)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,793,601	26,499,998
Class C	—	25,200
Class I	41,703,205	55,426,342
Net asset value of shares issued in reinvestment of distributions:
Class A	183,717	164,864
Class C	723	865
Class I	1,444,392	1,572,707
Payments for shares redeemed:
Class A	(6,873,945)	(6,520,077)
Class C	(9,657)	(55,433)
Class I	(15,365,824)	(26,417,843)
Net increase in net assets from shares of beneficial interest	34,876,212	50,696,623

TOTAL INCREASE IN NET ASSETS	34,604,080	52,738,367

NET ASSETS
Beginning of the period	141,752,561	89,014,194
End of the period *	$176,356,641	$141,752,561
* Includes undistributed net investment income of:	$17,369	$458,325

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017

SHARE ACTIVITY
Class A:
Shares Sold	1,351,457	2,613,285
Shares Reinvested	18,044	16,355
Shares Redeemed	(673,861)	(647,052)
Net increase in shares of beneficial interest outstanding	695,640	1,982,588

Class C:
Shares Sold	—	2,490
Shares Reinvested	71	86
Shares Redeemed	(944)	(5,493)
Net decrease in shares of beneficial interest outstanding	(873)	(2,917)

Class I:
Shares Sold	4,084,523	5,488,999
Shares Reinvested	141,808	155,989
Shares Redeemed	(1,505,945)	(2,613,054)
Net increase in shares of beneficial interest outstanding	2,720,386	3,031,934

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2018		2017	2016	2015	2014	2013 (1)

Net asset value, beginning of period	$10.21		$10.03	$10.00	$10.18	$10.08	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.16	0.30	0.29	0.23	0.06
Net realized and unrealized gain (loss) on investments (9)	0.01		0.19	0.03	(0.17)	0.06	0.02
Total from investment operations	0.12		0.35	0.33	0.12	0.29	0.08
Less distributions from:
Net investment income	(0.14)		(0.17)	(0.30)	(0.30)	(0.19)	—
Net asset value, end of period	$10.19		$10.21	$10.03	$10.00	$10.18	$10.08
Total return (3)	1.21	% (6)	3.56%	3.32%	1.16%	2.91%	0.80	% (6)
Net assets, at end of period (000)s	$38,461		$31,421	$10,988	$5,430	$3,749	$10
Ratio of gross expenses to average net assets (4)(5)(10)	1.47	% (7)	1.52%	1.59%	1.76%	2.01%	8.24	% (7)(8)
Ratio of net expenses to average net assets (5)(10)	1.29	% (7)	1.20%	1.20%	1.20%	1.37%	1.70	% (7)
Ratio of net investment income to average net assets (5)(10)	2.18	% (7)	1.55%	2.99%	2.84%	2.26%	1.74	% (7)
Portfolio Turnover Rate	21	% (6)	43%	45%	26%	22%	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class A Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had one share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,		October 31,	October 31,	October 31,	October 31,	October 31,
	2018		2017	2016	2015	2014	2013 (1)

Net asset value, beginning of period	$10.22		$10.04	$10.01	$10.19	$10.08	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.07		0.10	0.24	0.22	0.16	(0.08)
Net realized and unrealized gain (loss) on investments (9)	0.01		0.18	0.01	(0.18)	0.01	0.16
Total from investment operations	0.08		0.28	0.25	0.04	0.17	0.08
Less distributions from:
Net investment income	(0.10)		(0.10)	(0.22)	(0.22)	(0.06)	—
Total distributions	(0.10)		(0.10)	(0.22)	(0.22)	(0.06)	—
Net asset value, end of period	$10.20		$10.22	$10.04	$10.01	$10.19	$10.08
Total return (3)	0.84	% (6)	2.80%	2.52%	0.45%	1.68%	0.80	% (6)
Net assets, at end of period (000)s	$68		$77	$105	$165	$100	$10
Ratio of gross expenses to average net assets (4)(5)(10)	2.22	% (7)	2.27%	2.34%	2.51%	2.76%	8.99	% (7)(8)
Ratio of net expenses to average net assets (5)(10)	2.04	% (7)	1.95%	1.95%	1.95%	2.12%	2.45	% (7)
Ratio of net investment income to average net assets (5)(10)	1.47	% (7)	0.98%	2.45%	2.16%	1.53%	(2.32	)%(7)
Portfolio Turnover Rate	21	% (6)	43%	45%	26%	22%	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class C Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had one share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	April 30,		October 31,	October 31,	October 31,	October 31,		October 31,
	2018		2017	2016	2015	2014		2013 (1)

Net asset value, beginning of period	$10.21		$10.04	$10.01	$10.19	$10.08		$10.00
Activity from investment operations:
Net investment income (2)	0.12		0.19	0.32	0.31	0.24		0.03
Net realized and unrealized gain (loss) on investments (9)	0.02		0.18	0.03	(0.17)	0.09		0.05
Total from investment operations	0.14		0.37	0.35	0.14	0.33		0.08
Less distributions from:
Net investment income	(0.15)		(0.20)	(0.32)	(0.32)	(0.22)		—
Net realized gains	—		—	—	—	(0.00	) (8)	—
Total distributions	(0.15)		(0.20)	(0.32)	(0.32)	(0.22)		—
Net asset value, end of period	$10.20		$10.21	$10.04	$10.01	$10.19		$10.08
Total return (3)	1.42	% (6)	3.70%	3.56%	1.42%	3.25%		0.80	% (6)
Net assets, at end of period (000)s	$137,828		$110,254	$77,921	$50,777	$38,133		$4,727
Ratio of gross expenses to average net assets (4)(5)(10)	1.22	% (7)	1.27%	1.34%	1.51%	1.76%		7.99	% (7)
Ratio of net expenses to average net assets (5)(10)	1.04	% (7)	0.95%	0.95%	0.95%	1.12%		1.45	% (7)
Ratio of net investment income to average net assets (5)(10)	2.44	% (7)	1.93%	3.19%	3.11%	2.38%		0.82	% (7)
Portfolio Turnover Rate	21	% (6)	43%	45%	26%	22%		37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class I Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Fund – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$390,559	$—	$—	$390,559
Mutual Funds	6,793,164	—	—	6,793,164
Bonds & Notes	—	165,247,780	754,990	166,002,770
Municipal Bond	—	97,544	—	97,544
Preferred Stocks	1,450,048	—	—	1,450,048
Total	$8,633,771	$165,345,324	$754,990	$174,734,085

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 or Level 3 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:

	Bonds & Notes	Total
Beginning Balance 11/1/2017	$782,494	$782,494
Total realized gain (loss)	—	—
Unrealized Depreciation	(33,538)	(33,538)
Cost of Purchases	—	—
Proceeds from Sales	—	—
Amortization	6,034	6,034
Net transfers in/out of level 3	—	—
Ending Balance 4/30/18	$754,990	$754,990

Fair Value at April 30, 2018	Valuation Techniques	Unobservable Input	Impact to Valuation
$100.27	Spread to comparable security adjusted for a fixed spread as of the last trade date.	725 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2015 to October 31, 2017, or expected to be taken in the Fund’s October 31, 2018 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with investing in the Fund.

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2018, amounted to $76,936,087 and $32,190,952, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $615,238 for the six months ended April 30, 2018.

The Advisor has contractually agreed to reduce its fees and/or reimburse expenses of the Fund (The “Waiver Agreement”), until at least March 1, 2019, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding and front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.50%, 2.25%, and 1.25% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date such fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The expense limits in effect prior to their expiration on March 1, 2018 were 1.20%, 1.95% and 0.95% for Class A, Class C and Class I shares. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the Fund and its shareholders.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.50%, 2.25%, and 1.25% of average daily net assets attributable to Class A, C, and I shares, respectively the Advisor shall be entitled to be reimbursed by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A, C, and I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2018, the Advisor waived fees in the amount of $136,432 in expenses to the Fund, which is subject to recoupment. The Advisor can recoup waived and reimbursed expenses of $269,238 until October 31, 2018, $323,873 until October 31, 2019 and $355,837 until October 31, 2020.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. For the six months ended April 30, 2018, the Distributor received $0 in underwriting commissions for sales of Class C shares.

Class C shares and Class I shares of the Fund are not subject to an initial sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from GFS under the administrative servicing agreement.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $173,308,882 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$3,781,752
Gross unrealized depreciation:	(2,356,549)
Net unrealized appreciation:	$1,425,203

The tax character of distributions paid during the fiscal years ended October 31, 2017 and October 31, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2017	October 31, 2016
Ordinary Income	$2,110,078	$2,634,030
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,110,078	$2,634,030

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$458,325	$—	$—	$(860,534)	$—	$2,427,706	$2,025,497

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2018

At October 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$227,494	$633,040	$860,534

Permanent book and tax differences, primarily attributable to adjustments for paydowns, resulted in reclassifications for the year ended October 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(4,109)	$245,060	$(240,951)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2018 the following held in excess of 25% of the voting securities of the Fund listed for the sole benefit of customers and may be deemed to control the Fund: Charles Schwab & Co. held 27.94% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

7.	SUBSEQUENT EVENTS

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

At an in-person meeting held on June 12-13, 2018, the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”) voted to appoint Regents Park Funds, LLC (“Regents Park”) to replace Anfield Capital Management, LLC as the Fund’s investment adviser. At the same Board meeting, the Board also voted to appoint the Fund’s current investment adviser, Anfield Capital Management, LLC, as the Fund’s sub-adviser (“Anfield”). Under this arrangement, Regents Park would provide all traditional investment advisory functions for the Fund, except for day-to-day portfolio management, and Anfield would provide day-to-day portfolio management. These changes are being proposed in connection with an internal restructuring of Anfield and its affiliates designed to provide greater operational efficiencies to funds and clients advised by Anfield and Regents Park, including the Fund.

In connection with the appointment of Regents Park as the Fund’s investment adviser, the Board approved a new investment advisory agreement (the “Advisory Agreement”) between the Trust and Regents Park on substantially the same terms as the investment advisory agreement between the Trust and Anfield currently in effect. In connection with the appointment of Anfield as the Fund’s sub-adviser, the Board approved a sub-advisory agreement between the Trust, the Adviser and Anfield (the “Sub-Advisory Agreement” and with the Advisory Agreement, the “Agreements”). The Agreements are not effective until approved by the Fund’s shareholders. The Agreements had previously been approved at an in-person meeting of the Board held on September 18-19, 2017.

As will be described in greater detail in a proxy statement that will be sent to the Fund’s shareholders to approve the Agreements, both Regents Park and Anfield are registered investment advisers under common control by Anfield Group, LLC. Following effectiveness of the Agreements, Regents Park will become the investment adviser to the Fund and Anfield will become the investment sub-adviser to the Fund. These changes are not expected to result in changes in either the level of advisory services provided to the Fund (including the manner in which the Fund is managed or operated) or the personnel who are responsible for providing or supervising the provision of investment advisory services (including those responsible for the management, portfolio management and operations of the Fund).

Anfield Universal Fixed Income Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2018

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/17	4/30/18	11/1/17 – 4/30/18	11/1/17 – 4/30/18
Class A	$ 1,000.00	$ 1,012.10	$ 6.45	1.29%
Class C	1,000.00	1,008.40	10.16	2.04
Class I	1,000.00	1,014.20	5.19	1.04

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/17	4/30/18	11/1/17 – 4/30/18	11/1/17 – 4/30/18
Class A	$ 1,000.00	$ 1,018.39	$ 6.47	1.29%
Class C	1,000.00	1,014.68	10.19	2.04
Class I	1,000.00	1,019.64	5.20	1.04

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 7/6/2018

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 7/6/2018